Parties-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest Transactions

Note 6 - Parties-in-interest Transactions

Parties-in-interest are defined under DOL regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer and certain others. Administrative expenses of the Plan have been paid by the Plan Sponsor. The following is a summary of parties-in-interest balances at December 31, 2025 and 2024.

	2025	2024
Company common stock	$105,317,304	$95,252,916
Notes receivable from participants	944,320	790,778
BankPlus Wealth Mgmt Aggressive	15,392,715	11,589,791
BankPlus Wealth Mgmt Cons Growth	7,100,100	5,931,435
BankPlus Wealth Mgmt Conservative	1,141,551	693,265
BankPlus Wealth Mgmt Growth	14,427,123	13,022,512
BankPlus Wealth Mgmt Mod Growth	7,545,910	7,096,950

The Plan paid administrative fees to EPIC Retirement Plan Services of $138,028 during the year ended December 31, 2025. The Plan paid trustee fees to GreatBanc Trust Company of $70,000 during the year ended December 31, 2025. The Plan received dividends on BancPlus Corporation common stock of $2,908,486 during the year ended December 31, 2025. The Plan Sponsor paid commissions on behalf of the Plan to BankPlus Wealth Management of $119,277 during the year ended December 31, 2025.